DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

PBF Logistics LP (“PBFX” or the “Partnership”) is a Delaware limited partnership formed in February 2013. PBF Logistics GP LLC (“PBF GP” or “our general partner”) serves as the general partner of PBFX. PBF GP is wholly-owned by PBF Energy Company LLC (“PBF LLC”). PBF Energy Inc. (“PBF Energy”) is the sole managing member of PBF LLC and, as of December 31, 2017, owned 96.7% of the total economic interest in PBF LLC. In addition, PBF LLC is the sole managing member of PBF Holding Company LLC (“PBF Holding”), a Delaware limited liability company and affiliate of PBFX. On May 14, 2014, PBFX completed its initial public offering (the “Offering”). As of December 31, 2017, PBF LLC held a 44.1% limited partner interest in PBFX and owns all of PBFX’s incentive distribution rights (“IDRs”), with the remaining 55.9% limited partner interest owned by public unit holders.

PBFX engages in the receiving, handling, storage and transferring of crude oil, refined products, natural gas and intermediates. The Partnership does not take ownership of or receive any payments based on the value of the crude oil, products, natural gas or intermediates that it handles and does not engage in the trading of any commodities. PBFX’s assets are integral to the operations of PBF Holding’s refineries.

Acquisitions

On February 28, 2017, the Partnership’s wholly-owned subsidiary, PBFX Operating Company LP (“PBFX Op Co”), acquired from PBF LLC all the issued and outstanding limited liability company interests of Paulsboro Natural Gas Pipeline Company LLC (“PNGPC”) for an aggregate purchase price of $11,600 (the “PNGPC Acquisition”). PNGPC owns and operates an existing interstate natural gas pipeline, which is subject to regulation by the Federal Energy Regulatory Commission (“FERC”), and in connection with the PNGPC Acquisition, the Partnership constructed a new pipeline to replace the existing pipeline, which commenced services in August 2017 (the “Paulsboro Natural Gas Pipeline”). The Paulsboro Natural Gas Pipeline services PBF Holding’s Paulsboro Refinery. This acquisition was accounted for as a transfer of assets between entities under common control under U.S. generally accepted accounting principles (“GAAP”). Refer to Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion regarding the PNGPC Acquisition.

Effective February 2017, PBFX Op Co assumed construction of a crude oil storage tank at PBF Holding’s Chalmette Refinery (the “Chalmette Storage Tank”), which was completed and became operational in November 2017. Additionally, PBFX Op Co and Chalmette Refining, L.L.C. (“Chalmette Refining”), a wholly-owned subsidiary of PBF Holding, entered into a twenty-year lease for the premises upon which the tank is located (the “Lease”) and the Project Management Agreement (as defined in Note 11 “Related Party Transactions” of the Notes to Consolidated Financial Statements) pursuant to which Chalmette Refining managed the construction of the tank, which expired upon the completion of the Chalmette Storage Tank.

On April 17, 2017, the Partnership’s wholly-owned subsidiary, PBF Logistics Products Terminals LLC (“PLPT”), acquired the Toledo, Ohio refined products terminal assets (the “Toledo Products Terminal”) from Sunoco Logistics Partners L.P. (the “Seller”) for an aggregate purchase price of $10,000, plus working capital (the “Toledo Products Terminal Acquisition”). The Toledo Products Terminal is directly connected to, and currently supplied by, PBF Holding’s Toledo Refinery. This acquisition was accounted for as a business combination under GAAP. Refer to Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion regarding the Toledo Products Terminal Acquisition.

On July 16, 2018, the Partnership entered into four contribution agreements with PBF LLC pursuant to which PBF Energy contributed to PBFX certain of its subsidiaries (the “Development Assets Contribution Agreements”). Pursuant to the Development Assets Contribution Agreements, the Partnership acquired from PBF LLC all of the issued and outstanding limited liability company interests of: Toledo Rail Logistics Company LLC (“TRLC”), whose assets consist of a loading and unloading rail facility located at PBF Holding’s Toledo Refinery (the “Toledo Rail Products Facility”); Chalmette Logistics Company LLC (“CLC”), whose assets consist of a truck loading rack facility (the “Chalmette Truck Rack”) and a rail yard facility (the “Chalmette Rosin Yard”), both of which are located at PBF Holding’s Chalmette Refinery; Paulsboro Terminaling Company LLC (“PTC”), whose assets consist of a lube oil terminal facility located at PBF Holding’s Paulsboro Refinery (the “Paulsboro Lube Oil Terminal”); and DCR Storage and Loading Company LLC (“DSLC”), whose assets consist of an ethanol storage facility located at PBF Holding’s Delaware City Refinery (the “Delaware Ethanol Storage Facility” and collectively with the Toledo Rail Products Facility, the Chalmette Truck Rack, the Chalmette Rosin Yard, the Paulsboro Lube Oil Terminal, the “Development Assets”). The acquisition of the Development Assets closed on July 31, 2018 (the “Development Assets Acquisition”). This acquisition was accounted for as a transfer of assets between entities under common control under GAAP. Refer to Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion regarding the Development Assets Acquisition.

Subsequent to the Offering, the Acquisitions from PBF (as defined below), the purchase of the four refined product terminals located in and around Philadelphia (the “East Coast Terminals”) and the Toledo Products Terminal Acquisition, the Partnership continues to generate a substantial majority of its revenue from transactions with PBF Holding.

Principles of Combination and Consolidation and Basis of Presentation

In connection with the Offering, PBF LLC contributed the assets, liabilities and results of operations of certain crude oil terminaling assets to the Partnership. The assets were owned and operated by PBF Holding’s subsidiaries, Delaware City Refining Company LLC (“DCR”) and Toledo Refining Company LLC (“TRC”), and were contributed to PBF LLC in connection with the Offering. PBF Holding, together with its subsidiaries, owns and operates five oil refineries and related facilities in North America. PBF Energy, through its ownership in PBF LLC, controls all of the business affairs of PBFX and PBF Holding.

PBFX’s initial assets consisted of a double loop track with ancillary pumping and unloading equipment (the “DCR Rail Terminal”) and a crude truck unloading terminal consisting of lease automatic custody transfer (“LACT”) units (the “Toledo Truck Terminal”), which together with the DCR Rail Terminal, are referred to as the “IPO Assets.” Subsequent to the Offering, the Partnership acquired from PBF LLC a heavy crude oil rail unloading facility at the Delaware City Refinery (the “DCR West Rack”), a tank farm and related facilities, which included a propane storage and loading facility (the “Toledo Storage Facility”), an interstate petroleum products pipeline (the “DCR Products Pipeline”) and truck loading rack (the “DCR Truck Rack”), which are collectively referred to as the “DCR Products Pipeline and Truck Rack,” the San Joaquin Valley pipeline system, which consists of the M55, M1 and M70 crude pipeline systems including pipeline stations with storage capacity and truck unloading capacity (the “Torrance Valley Pipeline”), the Paulsboro Natural Gas Pipeline and the Development Assets.

The transactions entered into with PBF LLC after the Offering are collectively referred to as “Acquisitions from PBF.” Subsequent to the Acquisitions from PBF, the DCR Rail Terminal, Toledo Truck Terminal, DCR West Rack, Toledo Storage Facility, the DCR Products Pipeline and Truck Rack, the Torrance Valley Pipeline, the Paulsboro Natural Gas Pipeline and the Development Assets are collectively referred to as the “Contributed Assets.”

The financial statements presented in this Current Report on Form 8-K include the consolidated financial results of PBFX. The balance sheet as of December 31, 2017 and 2016, presents the combined financial position of PBFX and the Development Assets. PBFX recorded the DCR Products Pipeline and Truck Rack Acquisition (as defined in Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements), the TVPC Acquisition (as defined in Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements), the PNGPC Acquisition and the Development Assets Acquisition at PBF Energy’s historical book value, as the acquisitions were treated as a reorganization of entities under common control. The Partnership has retrospectively adjusted the financial information of PBFX contained herein to include the historical results of the Contributed Assets prior to the effective date of each transaction, with the exception of the Delaware Ethanol Storage Facility which is considered an asset purchase. The financial statements of the Contributed Assets have been prepared from the separate records maintained by subsidiaries of PBF Energy and may not necessarily be indicative of the conditions that would have existed or the results of operations if they were operated as an unaffiliated company. Portions of certain expenses represent allocations made from corporate expenses applicable to PBF Energy as a whole. Refer to Note 3 “Acquisitions” of the Notes to Consolidated Financial Statements for further discussion.